CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated (Deficit)	Total
Beginning Balance, Shares at Dec. 31, 2015		27,797,950
Beginning Balance, Amount at Dec. 31, 2015		$ 2,780	$ 9,071,663	$ (10,620,765)	$ (1,546,322)
Common stock issued for cash, Shares		3,367,950
Common stock issued for cash, Amount		$ 337	1,224,663		1,225,000
Stock issued for services, Shares		3,487,288
Stock issued for services, Amount		$ 349	1,605,109		1,605,458
Warrants/Options granted for services			62,468		62,468
Conversion of notes payable and accrued interest/expenses, Shares		2,431,551
Conversion of notes payable and accrued interest/expenses, Amount		$ 242	769,623		769,865
Acquisition of the net assets and liabilities DE Acquisition, Shares		1,217,981
Acquisition of the net assets and liabilities DE Acquisition, Amount		$ 122	178		300
Net Loss				(2,817,999)	(2,817,999)
Ending Balance, Shares at Dec. 31, 2016		38,302,720
Ending Balance, Amount at Dec. 31, 2016		$ 3,830	12,733,704	(13,438,313)	(700,779)
Common stock issued for cash, Shares		842,857
Common stock issued for cash, Amount		$ 84	299,916
Stock issued for services, Shares		3,555,596
Stock issued for services, Amount		$ 356	1,415,818		1,416,174
Warrants/Options granted for services			294,234		294,234
Conversion of notes payable and accrued interest/expenses, Shares		2,534,196
Conversion of notes payable and accrued interest/expenses, Amount		$ 253	579,232		579,485
Acquisition of the net assets Volerro, Shares		400,000
Acquisition of the net assets Volerro, Amount		$ 40	251,960		252,000
BCF from Debt Agreements			247,228		247,228
Shares sold to Caro Partners LLC, Shares		300,000
Shares sold to Caro Partners LLC, Amount		$ 30	170		200
Net Loss				(5,083,552)	(5,083,552)
Ending Balance, Shares at Dec. 31, 2017		45,935,369
Ending Balance, Amount at Dec. 31, 2017		$ 4,593	$ 15,822,262	$ (18,521,865)	(2,695,010)
Net Loss					(2,620,127)
Ending Balance, Amount at Sep. 30, 2018					$ (3,979,528)